Basic and Diluted Net Loss Per Share (Details) - Schedule of basic and diluted net loss per share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net income (loss) attributable to common shareholders (in Dollars)	$ 1,672	$ (960)	$ (5,986)	$ (3,897)	$ (5,073)	$ (14,400)
Denominator:
Weighted average common shares outstanding – basic	387,652,549	186,230,830	288,984,065	150,650,949
Weighted average common shares outstanding – diluted	397,201,067	194,948,069	299,740,036	159,368,188
Net income (loss) per share attributable to common shareholders – basic and diluted (in Dollars per share)	$ 0	$ (0.01)	$ (0.02)	$ (0.03)